UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID cap stock FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Mid Cap Stock Fund

For the six-month period ended June 30, 2018

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

16	Notes to Financial Statements

26	Supplemental Information to Shareholders

Lord Abbett Mid Cap Stock Fund

Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Mid Cap Stock Fund for the six-month period ended June 30, 2018. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/18 -
	1/1/18	6/30/18	6/30/18
Class A
Actual	$1,000.00	$992.30	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.91
Class C
Actual	$1,000.00	$988.80	$8.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.22	$8.65
Class F
Actual	$1,000.00	$993.30	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16
Class F3
Actual	$1,000.00	$993.90	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.21
Class I
Actual	$1,000.00	$993.90	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$3.66
Class P
Actual	$1,000.00	$991.40	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class R2
Actual	$1,000.00	$990.80	$6.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.66
Class R3
Actual	$1,000.00	$991.50	$6.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.16
Class R4
Actual	$1,000.00	$992.60	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.91
Class R5
Actual	$1,000.00	$993.60	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$3.66
Class R6
Actual	$1,000.00	$994.30	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.73% for Class C, 0.83% for Class F, 0.64% for Class F3, 0.73% for Class I, 1.18% for Class P, 1.33% for Class R2, 1.23% for Class R3, 0.98% for Class R4, 0.73% for Class R5 and 0.64% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Consumer Discretionary	7.55%
Consumer Staples	4.65%
Energy	7.30%
Financials	21.00%
Health Care	6.65%
Industrials	13.74%
Information Technology	8.41%
Materials	8.98%
Real Estate	10.20%
Utilities	8.38%
Repurchase Agreement	3.14%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.01%

Aerospace & Defense 3.14%
Huntington Ingalls
Industries, Inc.	83,700	$18,145
Textron, Inc.	538,973	35,524
Total		53,669

Airlines 1.10%
Alaska Air Group, Inc.	310,836	18,771

Banks 10.51%
Cadence BanCorp	305,000	8,806
CIT Group, Inc.	499,484	25,179
Citizens Financial Group, Inc.	823,600	32,038
East West Bancorp, Inc.	302,500	19,723
First Horizon National Corp.	1,280,100	22,837
KeyCorp	2,038,400	39,830
Signature Bank*	79,000	10,103
Sterling Bancorp	892,736	20,979
Total		179,495

Beverages 2.70%
Coca-Cola European Partners plc (United Kingdom)(a)	428,612	17,419
Cott Corp. (Canada)(a)	1,139,800	18,863
Dr. Pepper Snapple Group, Inc.	80,424	9,812
Total		46,094

Capital Markets 2.56%
BrightSphere Investment Group plc (United Kingdom)(a)	1,145,864	16,340
E*TRADE Financial Corp.*	447,500	27,369
Total		43,709

Chemicals 4.86%
Ashland Global Holdings, Inc.	357,607	27,958
Axalta Coating Systems Ltd.*	567,318	17,195
Eastman Chemical Co.	217,939	21,785
FMC Corp.	179,498	16,013
Total		82,951
Investments	Shares	Fair Value (000)
Construction & Engineering 1.32%
Jacobs Engineering Group, Inc.	355,044	$22,542

Containers & Packaging 1.80%
Graphic Packaging Holding Co.	1,351,164	19,605
Packaging Corp. of America	99,847	11,162
Total		30,767

Electric: Utilities 6.53%
Edison International	443,700	28,073
Entergy Corp.	199,323	$16,103
Evergy, Inc.	560,416	31,468
FirstEnergy Corp.	997,475	35,819
Total		111,463

Electrical Equipment 3.24%
AMETEK, Inc.	213,306	15,392
Hubbell, Inc.	243,920	25,792
nVent Electric plc (United Kingdom)*(a)	560,124	14,059
Total		55,243

Electronic Equipment, Instruments & Components 2.91%
Corning, Inc.	628,700	17,295
Flex Ltd.*	927,900	13,093
Keysight Technologies, Inc.*	327,887	19,355
Total		49,743

Energy Equipment & Services 0.73%
Patterson-UTI Energy, Inc.	690,904	12,436

Equity Real Estate Investment Trusts 9.28%
Alexandria Real Estate Equities, Inc.	217,211	27,405
Boston Properties, Inc.	206,600	25,912
Duke Realty Corp.	787,399	22,858
Healthcare Trust of America, Inc. Class A	719,734	19,404
Highwoods Properties, Inc.	256,200	12,997
Invitation Homes, Inc.	835,800	19,274
UDR, Inc.	814,568	30,579
Total		158,429

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2018

Investments	Shares	Fair Value (000)
Food Products 1.96%
Bunge Ltd.	183,240	$12,774
Conagra Brands, Inc.	403,901	14,431
Pinnacle Foods, Inc.	96,438	6,274
Total		33,479

Health Care Equipment & Supplies 1.98%
Hill-Rom Holdings, Inc.	152,388	13,310
Zimmer Biomet Holdings, Inc.	184,300	20,538
Total		33,848

Health Care Providers & Services 2.46%
Centene Corp.*	160,784	19,810
Encompass Health Corp.	327,272	22,163
Total		41,973

Hotels, Restaurants & Leisure 2.14%
Aramark	423,900	15,727
MGM Resorts International	715,122	20,760
Total		36,487

Household Durables 1.77%
Lennar Corp. Class A	290,700	15,262
Mohawk Industries, Inc.*	69,800	14,956
Total		30,218

Information Technology Services 1.62%
Conduent, Inc.*	1,520,581	27,629

Insurance 7.96%
Argo Group International Holdings Ltd.	337,182	19,607
Aspen Insurance Holdings Ltd.	121,600	4,949
Axis Capital Holdings Ltd.	187,600	10,434
Hanover Insurance Group, Inc. (The)	208,747	24,958
Hartford Financial Services Group, Inc. (The)	492,934	25,204
Lincoln National Corp.	298,600	18,588
RenaissanceRe Holdings Ltd.	122,771	14,772
Validus Holdings Ltd.	75,237	5,086
XL Group Ltd.	221,200	12,376
Total		135,974
Investments	Shares		Fair Value (000)
Life Sciences Tools & Services 1.23%
PerkinElmer, Inc.		286,300	$20,966

Machinery 3.75%
Flowserve Corp.		259,600	10,488
ITT, Inc.		304,804	15,932
Parker-Hannifin Corp.		110,904	17,284
Pentair plc (United Kingdom)(a)		482,924	20,322
Total			64,026

Media 0.61%
Cable One, Inc.		14,100	10,339

Metals & Mining 2.34%
Alcoa Corp.*		234,300	10,984
Lundin Mining Corp.(b)	CAD	2,138,232	11,889
Steel Dynamics, Inc.		370,200	17,011
Total			39,884

Multi-Line Retail 0.91%
Dollar Tree, Inc.*		183,243	15,576

Multi-Utilities 1.87%
CMS Energy Corp.		674,591	31,895

Oil, Gas & Consumable Fuels 6.58%
Andeavor		86,900	11,400
Cimarex Energy Co.		123,431	12,558
Concho Resources, Inc.*		207,700	28,735
Hess Corp.		464,600	31,077
Noble Energy, Inc.		810,004	28,577
Total			112,347

Pharmaceuticals 0.99%
Mylan NV*		467,300	16,888

Real Estate Investment Trusts 0.93%
Camden Property Trust		175,200	15,966

Road & Rail 1.21%
Kansas City Southern		195,759	20,743

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2018

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 2.51%
Lam Research Corp.	51,200	$8,850
Marvell Technology Group Ltd.	687,400	14,738
Qorvo, Inc.*	241,447	19,357
Total		42,945

Specialty Retail 1.34%
Advance Auto Parts, Inc.	169,000	22,933

Technology Hardware, Storage & Peripherals 1.38%
NetApp, Inc.	299,841	23,546

Textiles, Apparel & Luxury Goods 0.79%
Tapestry, Inc.	290,700	13,579
Total Common Stocks (cost $1,491,226,239)		1,656,553
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.14%

Repurchase Agreement
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $55,305,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $54,634,095; proceeds: $53,567,294 (cost $53,562,608)	$53,563	$53,563
Total Investments in Securities 100.15% (cost $1,544,788,847)		1,710,116
Liabilities in Excess of Other Assets (0.15)%		(2,611)
Net Assets 100.00%		$1,707,505

CAD	Canadian dollar.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,656,553	$–	$–	$1,656,553
Short-Term Investments
Repurchase Agreement	–	53,563	–	53,563
Total	$1,656,553	$53,563	$–	$1,710,116

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2018

ASSETS:
Investments in securities, at fair value (cost $1,544,788,847)	$1,710,115,657
Receivables:
Interest and dividends	1,915,272
Capital shares sold	1,236,397
Investment securities sold	1,605,045
Prepaid expenses and other assets	57,940
Total assets	1,714,930,311
LIABILITIES:
Payables:
Capital shares reacquired	2,661,463
Investment securities purchased	1,608,031
12b-1 distribution plan	1,019,473
Directors’ fees	798,931
Management fee	791,219
Fund administration	57,051
Accrued expenses	489,098
Total liabilities	7,425,266
NET ASSETS	$1,707,505,045
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,497,518,895
Undistributed net investment income	5,351,503
Accumulated net realized gain on investments, foreign currency exchange contracts and foreign currency related transactions	39,307,837
Net unrealized appreciation on investments	165,326,810
Net Assets	$1,707,505,045

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2018

Net assets by class:
Class A Shares	$1,088,424,761
Class C Shares	$38,181,184
Class F Shares	$119,499,523
Class F3 Shares	$22,728,622
Class I Shares	$306,426,821
Class P Shares	$56,460,860
Class R2 Shares	$7,600,198
Class R3 Shares	$26,595,566
Class R4 Shares	$20,319,576
Class R5 Shares	$558,744
Class R6 Shares	$20,709,190
Outstanding shares by class:
Class A Shares (700 million shares of common stock authorized, $.001 par value)	36,677,288
Class C Shares (200 million shares of common stock authorized, $.001 par value)	1,388,928
Class F Shares (200 million shares of common stock authorized, $.001 par value)	4,058,002
Class F3 Shares (200 million shares of common stock authorized, $.001 par value)	768,779
Class I Shares (250 million shares of common stock authorized, $.001 par value)	10,395,493
Class P Shares (200 million shares of common stock authorized, $.001 par value)	1,964,387
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	260,927
Class R3 Shares (200 million shares of common stock authorized, $.001 par value)	906,736
Class R4 Shares (200 million shares of common stock authorized, $.001 par value)	687,171
Class R5 Shares (200 million shares of common stock authorized, $.001 par value)	18,957
Class R6 Shares (200 million shares of common stock authorized, $.001 par value)	700,401
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$29.68
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$31.49
Class C Shares-Net asset value	$27.49
Class F Shares-Net asset value	$29.45
Class F3 Shares-Net asset value	$29.56
Class I Shares-Net asset value	$29.48
Class P Shares-Net asset value	$28.74
Class R2 Shares-Net asset value	$29.13
Class R3 Shares-Net asset value	$29.33
Class R4 Shares-Net asset value	$29.57
Class R5 Shares-Net asset value	$29.47
Class R6 Shares-Net asset value	$29.57

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2018

Investment income:
Dividends (net of foreign withholding taxes of $17,685)	$14,660,410
Interest and other	139,221
Total investment income	14,799,631
Expenses:
Management fee	4,965,222
12b-1 distribution plan-Class A	1,314,421
12b-1 distribution plan-Class B	2,046
12b-1 distribution plan-Class C	588,032
12b-1 distribution plan-Class F	60,370
12b-1 distribution plan-Class P	133,647
12b-1 distribution plan-Class R2	23,123
12b-1 distribution plan-Class R3	68,613
12b-1 distribution plan-Class R4	25,844
Shareholder servicing	889,517
Fund administration	359,530
Registration	88,616
Reports to shareholders	79,820
Professional	43,988
Custody	24,954
Directors’ fees	22,545
Other	42,765
Gross expenses	8,733,053
Expense reductions (See Note 9)	(13,084)
Net expenses	8,719,969
Net investment income	6,079,662
Net realized and unrealized gain (loss):
Net realized gain on investments	50,686,225
Net realized gain on foreign currency exchange contracts	50,617
Net realized gain on foreign currency related transactions	1,881
Net change in unrealized appreciation/depreciation on investments	(67,877,696)
Net realized and unrealized loss	(17,138,973)
Net Decrease in Net Assets Resulting From Operations	$(11,059,311)

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2018 (unaudited)	For the Year Ended December 31, 2017
Operations:
Net investment income	$6,079,662	$17,599,679
Net realized gain on investments, forward currency exchange contracts and foreign currency related transactions	50,738,723	157,793,410
Net change in unrealized appreciation/depreciation on investments	(67,877,696)	(24,876,482)
Net increase (decrease) in net assets resulting from operations	(11,059,311)	150,516,607
Distributions to shareholders from:
Net investment income
Class A	–	(9,777,537)
Class B	–	(782)
Class C	–	(126,511)
Class F	–	(1,288,597)
Class F3	–	(231,042)
Class I	–	(5,639,608)
Class P	–	(448,811)
Class R2	–	(63,212)
Class R3	–	(196,083)
Class R4	–	(190,032)
Class R5	–	(1,151)
Class R6	–	(137,981)
Net realized gain
Class A	–	(18,961,260)
Class B	–	(24,863)
Class C	–	(2,674,312)
Class F	–	(2,156,413)
Class F3	–	(353,297)
Class I	–	(8,437,032)
Class P	–	(1,138,262)
Class R2	–	(137,004)
Class R3	–	(529,474)
Class R4	–	(361,795)
Class R5	–	(1,732)
Class R6	–	(207,607)
Total distributions to shareholders	–	(53,084,398)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	57,934,919	440,281,089
Reinvestment of distributions	–	48,300,041
Cost of shares reacquired	(339,012,938)	(900,270,002)
Net decrease in net assets resulting from capital share transactions	(281,078,019)	(411,688,872)
Net decrease in net assets	(292,137,330)	(314,256,663)
NET ASSETS:
Beginning of period	$1,999,642,375	$2,313,899,038
End of period	$1,707,505,045	$1,999,642,375
Undistributed (distributions in excess of) net investment income	$5,351,503	$(728,159)

See Notes to Financial Statements.	11

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	oper-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	ations	income	gain	butions
Class A
6/30/2018(c)	$29.90	$0.10	$(0.32)	$(0.22)	$ –	$ –	$ –
12/31/2017	28.69	0.23	1.78	2.01	(0.27)	(0.53)	(0.80)
12/31/2016	24.75	0.18	3.93	4.11	(0.17)	–	(0.17)
12/31/2015	25.87	0.19	(1.11)	(0.92)	(0.20)	–	(0.20)
12/31/2014	23.29	0.12	2.58	2.70	(0.12)	–	(0.12)
12/31/2013	17.94	0.09	5.35	5.44	(0.09)	–	(0.09)

Class C
6/30/2018(c)	27.80	(0.02)	(0.29)	(0.31)	–	–	–
12/31/2017	26.69	–	1.66	1.66	(0.02)	(0.53)	(0.55)
12/31/2016	23.07	(0.01)	3.63	3.62	– (f)	–	–
12/31/2015	24.11	– (f)	(1.03)	(1.03)	(0.01)	–	(0.01)
12/31/2014	21.74	(0.04)	2.41	2.37	–	–	–
12/31/2013	16.80	(0.04)	4.98	4.94	– (f)	–	–

Class F
6/30/2018(c)	29.65	0.12	(0.32)	(0.20)	–	–	–
12/31/2017	28.45	0.27	1.77	2.04	(0.31)	(0.53)	(0.84)
12/31/2016	24.55	0.22	3.90	4.12	(0.22)	–	(0.22)
12/31/2015	25.67	0.23	(1.11)	(0.88)	(0.24)	–	(0.24)
12/31/2014	23.11	0.19	2.56	2.75	(0.19)	–	(0.19)
12/31/2013	17.81	0.14	5.30	5.44	(0.14)	–	(0.14)

Class F3
6/30/2018(c)	29.74	0.15	(0.33)	(0.18)	–	–	–
4/4/2017 to 12/31/2017(g)	29.19	0.30	1.13	1.43	(0.35)	(0.53)	(0.88)

Class I
6/30/2018(c)	29.66	0.13	(0.31)	(0.18)	–	–	–
12/31/2017	28.47	0.30	1.77	2.07	(0.35)	(0.53)	(0.88)
12/31/2016	24.57	0.24	3.90	4.14	(0.24)	–	(0.24)
12/31/2015	25.68	0.26	(1.11)	(0.85)	(0.26)	–	(0.26)
12/31/2014	23.12	0.20	2.57	2.77	(0.21)	–	(0.21)
12/31/2013	17.81	0.16	5.31	5.47	(0.16)	–	(0.16)

Class P
6/30/2018(c)	28.99	0.07	(0.32)	(0.25)	–	–	–
12/31/2017	27.83	0.16	1.74	1.90	(0.21)	(0.53)	(0.74)
12/31/2016	24.02	0.12	3.81	3.93	(0.12)	–	(0.12)
12/31/2015	25.10	0.14	(1.07)	(0.93)	(0.15)	–	(0.15)
12/31/2014	22.60	0.12	2.51	2.63	(0.13)	–	(0.13)
12/31/2013	17.41	0.09	5.19	5.28	(0.09)	–	(0.09)

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net					Net
asset					investment		Net	Portfolio
value,	Total		Total		income		assets, end	turnover
end of	return(b)		expenses		(loss)		of period	rate
period	(%)		(%)		(%)		(000)	(%)

$29.68	(0.77	)(d)	0.98	(e)	0.69	(e)	$1,088,425	33	(d)
29.90	7.03		0.95		0.77		1,091,071	67
28.69	16.61		1.08		0.50		1,316,915	59
24.75	(3.55)		1.01		0.69		1,157,503	69
25.87	11.60		1.01		0.74		1,138,632	63
23.29	30.32		1.11		0.42		1,390,193	64

27.49	(1.12	)(d)	1.73	(e)	(0.14	)(e)	38,181	33	(d)
27.80	6.25		1.69		–	(f)	142,724	67
26.69	15.70		1.75		(0.06)		196,441	69
23.07	(4.27)		1.75		(0.01)		199,956	63
24.11	10.90		1.75		(0.16)		231,505	59
21.74	29.41		1.75		(0.22)		232,261	64

29.45	(0.67	)(d)	0.83	(e)	0.84	(e)	119,500	33	(d)
29.65	7.20		0.80		0.91		123,997	67
28.45	16.77		0.86		0.85		144,220	69
24.55	(3.41)		0.86		0.90		116,935	63
25.67	11.89		0.85		0.80		126,404	59
23.11	30.58		0.86		0.68		78,442	64

29.56	(0.61	)(d)	0.64	(e)	1.04	(e)	22,729	33	(d)
29.74	4.94	(d)	0.63	(e)	1.35	(e)	21,007	67

29.48	(0.61	)(d)	0.73	(e)	0.87	(e)	306,427	33	(d)
29.66	7.29		0.70		1.01		484,925	67
28.47	16.90		0.76		0.95		687,856	69
24.57	(3.31)		0.76		1.00		604,278	63
25.68	11.97		0.75		0.82		666,535	59
23.12	30.76		0.76		0.77		733,422	64

28.74	(0.86	)(d)	1.18	(e)	0.48	(e)	56,461	33	(d)
28.99	6.84		1.15		0.56		63,371	67
27.83	16.35		1.21		0.48		73,204	69
24.02	(3.68)		1.15		0.57		78,293	63
25.10	11.63		1.05		0.53		102,977	59
22.60	30.34		1.08		0.43		115,475	64

See Notes to Financial Statements.	13

Financial Highlights (concluded)

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:

				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	oper-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	ations	income	gain	butions
Class R2
6/30/2018(c)	$29.40	$0.05	$(0.32)	$(0.27)	$ –	$ –	$ –
12/31/2017	28.29	0.15	1.73	1.88	(0.24)	(0.53)	(0.77)
12/31/2016	24.44	0.09	3.86	3.95	(0.10)	–	(0.10)
12/31/2015	25.49	0.09	(1.08)	(0.99)	(0.06)	–	(0.06)
12/31/2014	22.95	0.05	2.54	2.59	(0.05)	–	(0.05)
12/31/2013	17.72	0.06	5.25	5.31	(0.08)	–	(0.08)

Class R3
6/30/2018(c)	29.58	0.06	(0.31)	(0.25)	–	–	–
12/31/2017	28.39	0.16	1.75	1.91	(0.19)	(0.53)	(0.72)
12/31/2016	24.51	0.11	3.88	3.99	(0.11)	–	(0.11)
12/31/2015	25.61	0.13	(1.10)	(0.97)	(0.13)	–	(0.13)
12/31/2014	23.06	0.09	2.55	2.64	(0.09)	–	(0.09)
12/31/2013	17.78	0.06	5.28	5.34	(0.06)	–	(0.06)

Class R4
6/30/2018(c)	29.79	0.10	(0.32)	(0.22)	–	–	–
12/31/2017	28.59	0.23	1.78	2.01	(0.28)	(0.53)	(0.81)
12/31/2016	24.72	0.37	3.74	4.11	(0.24)	–	(0.24)
6/30/2015 to 12/31/2015(h)	26.44	0.15	(1.64)	(1.49)	(0.23)	–	(0.23)

Class R5
6/30/2018(c)	29.66	0.15	(0.34)	(0.19)	–	–	–
12/31/2017	28.47	0.31	1.76	2.07	(0.35)	(0.53)	(0.88)
12/31/2016	24.57	0.28	3.86	4.14	(0.24)	–	(0.24)
6/30/2015 to 12/31/2015(h)	26.28	0.18	(1.63)	(1.45)	(0.26)	–	(0.26)

Class R6
6/30/2018(c)	29.74	0.16	(0.33)	(0.17)	–	–	–
12/31/2017	28.52	0.36	1.74	2.10	(0.35)	(0.53)	(0.88)
12/31/2016	24.58	0.28	3.91	4.19	(0.25)	–	(0.25)
6/30/2015 to 12/31/2015(h)	26.28	0.20	(1.63)	(1.43)	(0.27)	–	(0.27)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net					Net
asset					investment		Net	Portfolio
value,	Total		Total		income		assets, end	turnover
end of	return(b)		expenses		(loss)		of period	rate
period	(%)		(%)		(%)		(000)	(%)

$29.13	(0.92	)(d)	1.33	(e)	0.33	(e)	$ 7,600	33	(d)
29.40	6.68		1.29		0.50		8,068	67
28.29	16.20		1.35		0.35		1,097	69
24.44	(3.92)		1.36		0.35		966	63
25.49	11.30		1.35		0.23		1,549	59
22.95	30.02		1.36		0.27		1,586	64

29.33	(0.85	)(d)	1.23	(e)	0.43	(e)	26,596	33	(d)
29.58	6.76		1.18		0.53		30,343	67
28.39	16.29		1.25		0.45		37,228	69
24.51	(3.77)		1.24		0.51		30,030	63
25.61	11.45		1.24		0.36		32,426	59
23.06	30.07		1.25		0.30		31,628	64

29.57	(0.74	)(d)	0.98	(e)	0.68	(e)	20,320	33	(d)
29.79	7.04		0.95		0.78		21,071	67
28.59	16.61		0.97		1.30		9,430	69
24.72	(5.61	)(d)	1.01	(e)	1.17	(e)	9	63

29.47	(0.64	)(d)	0.73	(e)	1.02	(e)	559	33	(d)
29.66	7.30		0.70		1.05		100	67
28.47	16.86		0.74		1.05		69	69
24.57	(5.48	)(d)	0.76	(e)	1.42	(e)	9	63

29.57	(0.57	)(d)	0.64	(e)	1.08	(e)	20,709	33	(d)
29.74	7.40		0.62		1.21		11,878	67
28.52	17.03		0.63		1.06		895	69
24.58	(5.43	)(d)	0.63	(e)	1.56	(e)	26	63

See Notes to Financial Statements.	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus. On April 25, 2018, the Fund’s remaining Class B shares converted to Class A shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising

Notes to Financial Statements (unaudited)(continued)

from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts, if applicable, is included in Net realized gain (loss) on foreign currency exchange contracts in the Fund’s Statement of Operations.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2018, the effective management fee paid to Lord Abbett was at an annualized rate of .55% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2018:

Distributer Commissions	Dealers’ Concessions
$19,351	$103,365

Distributor received CDSCs of $162 and $1,193 for Class A and Class C shares, respectively, for the six months ended June 30, 2018.

Other Related Parties

As of June 30, 2018, the percentages of the Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund, were 4.21%, 0.36%, 3.81% and 5.68%, respectively.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017 was as follows:

	Six Months Ended 6/30/2018 (unaudited)	Year Ended 12/31/2017
Distributions paid from:
Ordinary income	$ –	$18,105,332
Net long-term capital gains	–	34,979,066
Total distributions paid	$ –	$53,084,398

As of June 30, 2018, the aggregate unrealized security gains and losses on investments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,552,944,236
Gross unrealized gain	193,261,966
Gross unrealized loss	(36,090,545)
Net unrealized security gain	$157,171,421

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

Purchases	Sales
$583,602,528	$873,160,113

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2018.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund engaged in cross-trades purchases of $8,269,806 and sales of $18,884,955, which resulted in net realized gains of $3,919,785.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2018 (as described in note 2(f)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

As of June 30, 2018, the Fund had no forward foreign currency exchange contracts outstanding. An amount of $50,617 is included in the Statement of Operations related to forward foreign currency exchange contracts under the caption Net realized gain on foreign currency exchange contracts. The average notional amounts in U.S. dollars of forward foreign currency exchange contracts throughout the period was $7,867,258.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$53,562,608	$ –	$53,562,608
Total	$53,562,608	$ –	$53,562,608

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$53,562,608	$–	$–	$(53,562,608)	$–
Total	$53,562,608	$–	$–	$(53,562,608)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Fund did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

Notes to Financial Statements (unaudited)(continued)

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

During the six months ended June 30, 2018, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing is also subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Notes to Financial Statements (unaudited)(continued)

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended
		June 30, 2018		Year Ended
		(unaudited )	December 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	330,866	$16,912,512	4,178,991	$123,510,905
Converted from Class B *	29,117	875,748	133,619	3,970,871
Converted from Class C **	3,238,325	90,149,410	–	–
Reinvestment of distributions	–	–	851,668	25,197,101
Shares reacquired	(3,413,261)	(102,226,594)	(9,021,455)	(267,194,813)
Increase (decrease)	185,047	$5,711,076	(3,857,177)	$(114,515,936)
Class B Shares
Shares sold	214	$5,882	47,486	$1,297,746
Reinvestment of distributions	–	–	924	25,556
Shares reacquired	(7,940)	(220,632)	(88,219)	(2,416,551)
Converted to Class A *	(31,201)	(875,748)	(143,404)	(3,970,871)
Decrease	(38,927)	$(1,090,498)	(183,213)	$(5,064,120)
Class C Shares
Shares sold	53,597	$1,493,749	518,658	$14,159,723
Reinvestment of distributions	–	–	98,831	2,719,412
Shares reacquired	(795,865)	(15,531,409)	(2,843,257)	(78,191,858)
Converted to Class A **	(3,002,155)	(90,149,410)	–	–
Decrease	(3,744,423)	$(104,187,070)	(2,225,768)	$(61,312,723)
Class F Shares
Shares sold	342,280	$10,155,497	2,007,887	$58,959,396
Reinvestment of distributions	–	–	92,889	2,725,190
Shares reacquired	(466,655)	(13,828,112)	(2,988,046)	(88,239,439)
Decrease	(124,375)	$(3,672,615)	(887,270)	$(26,554,853)
Class F3 Shares(a)
Shares sold	167,789	$4,995,564	738,329	$21,819,001
Reinvestment of distributions	–	–	19,859	584,058
Shares reacquired	(105,446)	(3,141,897)	(51,752)	(1,549,567)
Increase	62,343	$1,853,667	706,436	$20,853,492

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		June 30, 2018		Year Ended
		(unaudited )	December 31, 2017
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	144,503	$4,279,300	5,150,370	$151,331,196
Reinvestment of distributions	–	–	478,173	14,033,224
Shares reacquired	(6,097,512)	(182,566,318)	(13,441,864)	(398,311,286)
Decrease	(5,953,009)	$(178,287,018)	(7,813,321)	$(232,946,866)
Class P Shares
Shares sold	53,297	$1,548,223	175,910	$5,041,533
Reinvestment of distributions	–	–	55,222	1,584,087
Shares reacquired	(275,081)	(7,996,889)	(675,320)	(19,419,900)
Decrease	(221,784)	$(6,448,666)	(444,188)	$(12,794,280)
Class R2 Shares
Shares sold	43,695	$1,274,113	285,328	$8,390,524
Reinvestment of distributions	–	–	709	20,624
Shares reacquired	(57,210)	(1,695,229)	(50,359)	(1,481,757)
Increase (decrease)	(13,515)	$(421,116)	235,678	$6,929,391
Class R3 Shares
Shares sold	68,968	$2,033,983	703,490	$20,500,809
Reinvestment of distributions	–	–	24,785	725,600
Shares reacquired	(187,870)	(5,581,442)	(1,013,864)	(29,486,082)
Decrease	(118,902)	$(3,547,459)	(285,589)	$(8,259,673)
Class R4 Shares
Shares sold	136,790	$4,134,898	576,870	$16,939,588
Reinvestment of distributions	–	–	17,280	509,342
Shares reacquired	(156,894)	(4,733,947)	(216,675)	(6,412,223)
Increase (decrease)	(20,104)	$(599,049)	377,475	$11,036,707
Class R5 Shares
Shares sold	17,829	$522,644	3,827	$112,912
Reinvestment of distributions	–	–	98	2,883
Shares reacquired	(2,258)	(68,758)	(2,980)	(87,729)
Increase	15,571	$453,886	945	$28,066
Class R6 Shares
Shares sold	348,623	$10,578,553	619,860	$18,217,756
Reinvestment of distributions	–	–	5,879	172,964
Shares reacquired	(47,609)	(1,421,710)	(257,741)	(7,478,797)
Increase	301,014	$9,156,843	367,998	$10,911,923

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on April 4, 2017.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3 (08/18)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 28, 2018